General Information - Schedule of fair value of shares issued and non-cash share listing expense (Details) $ in Thousands	Jun. 15, 2022 USD ($) shares
Schedule of fair value of shares issued and noncash share listing expense [line items]
Alvotech Shares issued to OACB shareholders | shares	7,226,505
Estimated fair market value	$ 65,160
Adjusted net liabilities of OACB as of 15 June 2022	(18,251)
Difference – being the share listing expense	$ 83,411
OACB Earn Out Shares [member]
Schedule of fair value of shares issued and noncash share listing expense [line items]
Alvotech Shares issued to OACB shareholders | shares	1,250,000
Estimated fair market value	$ 9,100
Ordinary Shares [member]
Schedule of fair value of shares issued and noncash share listing expense [line items]
Estimated fair market value	$ 56,060
Ordinary Shares [member] | Class A common stock [member]
Schedule of fair value of shares issued and noncash share listing expense [line items]
Alvotech Shares issued to OACB shareholders | shares	976,505
Ordinary Shares [member] | Class B Common Stock [member]
Schedule of fair value of shares issued and noncash share listing expense [line items]
Alvotech Shares issued to OACB shareholders | shares	5,000,000